SCHEDULE OF FINANCIAL EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Expenses
Bank fees and interest	$ 136	$ 77	$ 94
Interest from application of IFRS 16	97	14	13
Revaluation of provision	1,158
Financial expenses	$ 1,391	$ 91	$ 107